Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

NOTE 10: LEASES

The future minimum contractual lease income (charter-out rates are presented net of commissions), for which a charter party has been concluded as of December 31,2019, is as follows:

Amount in thousands of U.S. dollars
2020	65,625
2021	22,266
2022	19,929
2023	19,929
2024	6,661
Thereafter	—
Total minimum lease revenue, net of commissions	$ 134,410

Revenues from time charters are generally not received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.